Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	17.84%	13.00%	27.62%	(17.44%)	30.11%	8.63%	23.54%	(19.75%)	21.32%	14.59%
Lyrical International Value Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	[2]	35.74%	(27.00%)	13.19%	(12.69%)	15.52%

[1]	The U.S. Fund’s year-to-date return through June 30, 2026 is 14.07%.
[2]	The International Fund’s year-to-date return through June 30, 2026 is 10.92%.